Discontinued Operations – Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Statement [line items]
Impairment charge	$ 64.2	$ 43.3
Growth rates on impairment		1.50%
Bottom of range [member]
Statement [line items]
Pre-tax discount rate		12.90%
Top of range [member]
Statement [line items]
Pre-tax discount rate		13.10%
Alumacraft Boat Co CGU [member]
Statement [line items]
Impairment charge related to intangible assets		$ 25.0
Impairment charge		17.8
Triton Industries Inc CGU [member]
Statement [line items]
Impairment charge related to intangible assets		45.5
Impairment charge		$ 25.5